                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                             AMERICAN GROWTH SERIES

                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                   SUPPLEMENT DATED NOVEMBER 12, 2009 TO THE
                PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED)
                   AND MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED)

ADDRESS CHANGE

New England Securities Corporation ("Distributor") has changed its address and is now located at 1095 Avenue of the Americas, New York, New York 10036.

Write Distributor at the address above, call 1-800-777-5897, or visit its website at www.nef.com to request a copy of the Statement of Additional Information.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

1095 Avenue of the Americas                             Telephone (800) 435-4117
New York, New York 10036

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                            AMERICAN GROWTH SERIES I

                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                   SUPPLEMENT DATED NOVEMBER 12, 2009 TO THE
             PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED)

ADDRESS CHANGE

New England Securities Corporation ("Distributor") has changed its address and is now located at 1095 Avenue of the Americas, New York, New York 10036.

Write Distributor at the address above, call 1-800-777-5897, or visit its website at www.nef.com to request a copy of the Statement of Additional Information ("SAI"), and for American Growth Series I only, to request a copy of the SAI and/or a complete prospectus dated May 1, 2000 and any previous supplements.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

1095 Avenue of the Americas                             Telephone (800) 435-4117
New York, New York 10036

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                             AMERICAN GROWTH SERIES
                            AMERICAN GROWTH SERIES I

                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED NOVEMBER 12, 2009
                   TO THE STATEMENTS OF ADDITIONAL INFORMATION
                       DATED MAY 1, 2009 (AS SUPPLEMENTED)
                   AND MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED)

ADDRESS CHANGE

New England Securities Corporation ("Distributor") has changed its address and is now located at 1095 Avenue of the Americas, New York, New York 10036.

Write Distributor at the address above, call 1-800-777-5897, or visit its website at www.nef.com to request a copy of the Prospectus (as supplemented).

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

1095 Avenue of the Americas                             Telephone (800) 435-4117
New York, New York 10036